TRADE RECEIVABLES	6 Months Ended
Jun. 30, 2021
TRADE RECEIVABLES
TRADE RECEIVABLES

10.        TRADE RECEIVABLES

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Trade receivables	754,386	747,247
Less: provision for impairment	(695,604)	(645,777)
	58,782	101,470

The Company’s trade receivables are denominated in Renminbi and are non-interest bearing.

An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Within 90 days	18,982	34,309
Between 3 and 6 months	4,935	52,477
More than 6 months	34,865	14,684
	58,782	101,470

As of June 30, 2021, the Company is exposed to certain credit risks as 15% and 46% of the total gross trade receivables were due from the Company’s largest and five largest customers, respectively.

As of December 31, 2020, the Company is exposed to certain credit risks as 15% and 45% of the total gross trade receivables were due from the Company’s largest and the five largest customers, respectively.